Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2017 USD ($)
Net operating loss carry forwards	$ 10,350,000
Expiration date	2037
Deferred tax assets, gross	$ 10,100,000
Liability for unrecognized tax benefits	$ 0
State [Member]
Expiration date	2037